Income Taxes - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended																				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Basic USD ($)	Dec. 31, 2010 Diluted USD ($)	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 Retained earnings USD ($)	Dec. 31, 2012 HONG KONG	Dec. 31, 2012 HONG KONG Minimum	Dec. 31, 2012 HONG KONG Maximum	Dec. 31, 2012 UNITED STATES	Dec. 31, 2012 LUXEMBOURG	Dec. 31, 2012 LUXEMBOURG LQ Energy	Dec. 31, 2011 ITALY	Dec. 31, 2012 SPAIN	Dec. 31, 2012 SWITZERLAND	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Minimum USD ($)	Dec. 31, 2012 PRC Minimum CNY	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 PRC Fiscal Year 2014 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2015 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2016 USD ($)	Dec. 31, 2012 PRC Fiscal Year 2017 USD ($)	Dec. 31, 2011 PRC JXLDK	Dec. 31, 2010 PRC JXLDK	Dec. 31, 2009 PRC JXLDK	Dec. 31, 2008 PRC JXLDK	Dec. 31, 2006 PRC JXLDK	Dec. 31, 2011 PRC JXLDK Fiscal Year 2012	Dec. 31, 2011 PRC JXLDK Fiscal Year 2013	Dec. 31, 2011 PRC JXLDK Fiscal Year 2014	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2012	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2013	Dec. 31, 2012 PRC Ldkpv Fiscal Year 2011	Dec. 31, 2012 Germany
Income Taxes [Line Items]
Enterprise income tax rate																		25.00%	25.00%	25.00%									12.50%
Exemption from income tax period																																2 years
Tax rate reduction period subsequent to tax exemption																															3 years
Percentage of tax reduction																													50.00%	50.00%	50.00%
Preferential CIT rate																												15.00%	15.00%	15.00%			15.00%	15.00%	15.00%	25.00%	15.00%	15.00%
Grandfathered tax holiday percentage																													12.50%
Uniform corporate income tax rate	25.00%	25.00%	25.00%																									15.00%
Profit tax rate								16.50%
US federal statutory tax rate											34.00%
State of California income tax rate	8.84%
Corporate income tax rate												28.59%		31.40%	30.00%	21.17%																							15.00%
Withholding tax rate													26.375%
Effective income tax rate	(1.00%)	(1.00%)	18.00%																																				32.98%
Solidarity surcharge tax rate																																							5.50%
Trade income tax rate																																							29.80%
Increase in income tax expense, without tax holiday			$ 44,561
Impact on (loss) earnings per ordinary share				$ 0.35	$ 0.33
Increase in valuation allowance	262,509	191,122	4,621
Deferred tax assets, valuation allowance	459,503	196,994
Future taxable income																	107,176
Tax losses carryforwards for certain PRC and overseas subsidiaries	1,386,963
Tax losses carryforwards of PRC subsidiaries that will expire																	1,101,427							344	5,020	476,055	620,008
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely	146,340
Unrecognized deferred income tax liabilities						2,314	23,135
Withholding income tax rate for dividends distributed by the PRC subsidiaries																	10.00%
Income tax examination, statute of limitations period, due to computational errors																	3 years
Income tax examination, statute of limitations period, under special circumstance																	5 years
Income tax examination, underpayment of tax liability, special circumstance																					$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment																	10 years
Tax year open to examination									2006	2012											2005	2005	2012